Intangible Assets	12 Months Ended
Dec. 31, 2010
Intangible Assets [Abstract]
Intangible Assets Disclosure [Text Block]
Intangible Assets

As a result of the conditions described in Note 6 - Goodwill above, namely the weak third quarter of 2009 and the likely continuation of the economic conditions into the fourth quarter of 2009 and early 2010, in the third quarter of 2009, we reduced our forecasted results for the remainder of 2009 and 2010. We believed these new forecasted results constituted a triggering event and therefore we conducted an impairment analysis of our indefinite and definite lived intangible assets. A fair value appraisal, using the discounted cash flow method, was conducted on our discontinued operation's trademarks and an impairment of $100 was recorded for the reduction in the value of the Metro Traffic trademarks in non-current assets of discontinued operations.

In the third quarter of 2009, we failed to attain our forecast which constituted a trigger event under authoritative guidance. Based on a comparison of carrying values to undiscounted cash flows for our definite lived assets, we concluded there was no impairment on our definitive lived intangible assets.

Our annual impairment test of indefinite lived intangible assets at December 31, 2010 and 2009 indicated that there was no impairment when we compared the estimated fair value of these assets to our current carrying value.

In the fourth quarter of 2010, we failed to attain our forecast which constituted a trigger event under authoritative guidance. Based on a comparison of carrying values to undiscounted cash flows for our definite lived assets, we concluded there was no impairment on our definitive lived intangible assets.

Intangible assets by asset type and estimated life as of December 31, 2010 and 2009 are as follows:

		As of December 31, 2010			As of December 31, 2009
	Estimated Life	Gross Carrying Value	Accumulated Amortization	Net Carrying Value	Gross Carrying Value	Accumulated Amortization	Net Carrying Value
Trademarks	Indefinite	$11,200	$—	$11,200	$11,200	$—	$11,200
Affiliate relationships	10 years	10,200	(1,721)	8,479	10,200	(701)	9,499
Software and technology	5 years	1,600	(604)	996	1,600	(280)	1,320
Client contracts	5 years	8,930	(3,343)	5,587	8,930	(1,363)	7,567
Insertion orders	9 months	—	—	—	1,700	(1,700)	—
		$31,930	$(5,668)	$26,262	$33,630	$(4,044)	$29,586

The changes in the carrying amount of intangible assets for the years ended December 31, 2010 and 2009 are as follows:

Predecessor Company

Network Radio
Balance at January 1, 2009	$2,660
Amortization	(231)
Balance at April 23, 2009	$2,429

Successor Company
Balance at April 24, 2009	$33,630
Amortization	(4,044)
Balance at December 31, 2009	29,586

Amortization	(3,324)
Balance at December 31, 2010	$26,262

Gross carrying value	$31,930
Accumulated amortization	(5,668)
Accumulated impairment losses	—
Balance at December 31, 2010	$26,262

Amortization expense related to intangible assets is summarized as follows:

	Successor Company		Predecessor Company
	Year Ended December 31, 2010	For the Period April 24 to December 31, 2009	For the Period January 1 to April 23, 2009	Year Ended December 31, 2008
Amortization expense	$3,324	$4,044	$231	$2,352

We estimate aggregate amortization expense for intangibles for fiscal year 2011, 2012, 2013, 2014 and 2015 will be approximately $3,324, $3,324, 2,959, $1,056 and $1,020, respectively.